Fee and commission expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission expenses
Credit and debit cards	$ 4,964	$ 3,938	$ 2,741
Checks and others	68	48	43
Collections and transactional services	254	305	291
Fund management	1	1	1
Capital markets and securities activities	296	202	173
Financial advisory services	6	6	5
Correspondent services	674	802	791
Other fees and commissions	3,000	2,847	2,688
Total fee and commission expenses	$ 9,263	$ 8,149	$ 6,733